Disposition of Point Cattle (Details) - Schedule of net loss from discontinued operations - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations
Turnover
Operating expenses
Other income, net
Income tax expenses
Impairment of net assets			(3,734,498)
Net gain from discontinued operations			(100,185)
Net loss from discontinued operations			$ (3,834,683)